Basis of Presentation of the Consolidated Financial Statements - Telecommunication Towers Transaction Breakdown (Details) - EUR (€) € in Millions	2 Months Ended	12 Months Ended
	Aug. 02, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Result of the transaction: gain		€ 205	€ 11,008	€ 67
Translation differences		(2,996)	(2,751)	(3,665)
Income tax		(641)	(1,378)	(626)
Result attributable to non-controlling shareholders		(308)	(2,580)	(375)
Result attributable to equity holders of the parent		€ 2,011	€ 8,137	€ 1,582
Europe and Latin America towers division | Telxius Telecom, S.A.
Disclosure of subsidiaries [line items]
Result of the transaction: gain	€ 6,099
Selling price	7,865
Less: carrying amount of net assets and transaction costs	1,729
Result before reclassification of translation differences	6,136
Translation differences	(37)
Income tax	(162)
Result attributable to non-controlling shareholders	(2,246)
Result attributable to equity holders of the parent	€ 3,691